UNITED STATES SECURITIES AND
EXCHANGE COMMISSION
Washington, D.C. 20549

Amendment No. 1
to

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

_X_ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the annual reporting period January 1, 2014 to December 31, 2014

Security National Automotive Acceptance Company, LLC

Date of Report (Date of earliest event reported):	February 12, 2015
Commission File Number of securitizer:	025-01196
Central Index Key Number of securitizer:	0001556073

Security National Automotive Acceptance Company, LLC
Adam Contino
513 459-8118

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X].

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 12, 2015

Security National Automotive Acceptance Company, LLC

By:	/s/ Adam Contino
	Name:	Adam Contino
	Title:	Chief Financial Officer